Indebtedness And Borrowing Facilities (2011 Notes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					6 Months Ended		1 Months Ended	6 Months Ended
	Mar. 31, 2011	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2011 RadioShack Corporation [Member]	Mar. 31, 2011 2011 Notes [Member]	Jun. 30, 2011 2011 Notes [Member]
Fixed interest rate								7.375%
Long-term notes maturity date								May 15, 2011
Loss on extinguishment on debt	$ (4.1)		$ (1.6)			$ (4.1)	$ (4.1)		$ 4.1